CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows [abstract]
Loss before Income tax	€ (226,490)	€ (169,494)	€ (153,902)
Depreciation and amortisation of tangible and intangible assets	7,906	2,166	1,637
Impairment losses on loans, receivables and other assets	5,877	4,436	3,270
Impairment losses on obsolete inventories	275	288	1,084
Share-based payment expense	37,267	17,409	26,258
Net (gain) loss from disposal of tangible and intangible assets	(149)	52	(238)
Impairment losses on investment in subsidiaries	28
Change in provision for other liabilities and charges	6,780	5,324	6,905
Cost related to write-off during mergers			26
Interest (income)/expenses	(682)	(17)	(193)
Net unrealized foreign exchange (gain)/loss	(1,034)	(620)	(571)
(Increase)/Decrease in trade and other receivables, prepayments and VAT receivables	(15,443)	(717)	(20,820)
(Increase)/Decrease in inventories	(509)	(636)	(6,554)
Increase/(Decrease) in trade and other payables, deferred income and VAT payables	4,880	4,606	26,695
Income taxes paid	(1,294)	(1,809)	(573)
Net cash flows used in operating activities	(182,588)	(139,012)	(116,976)
Cash flows from investing activities
Purchase of property and equipment	(5,658)	(3,508)	(2,150)
Proceeds from sale of property and equipment	51	20	17
Purchase of intangible assets	(109)	(27)	(103)
Proceeds from sale of intangible assets	224	219	231
Payment for acquisition of subsidiary, net of cash acquired	7
Interest received	795
Movement in other non-current assets	(295)	(337)	(576)
Placement of term deposits	(62,716)
Net cash flows used in investing activities	(67,701)	(3,633)	(2,581)
Cash flows from (used in) financing activities [abstract]
Proceeds from borrowings			1,556
Repayment of borrowings	(9)	(2,244)
Interest settled - financing	(22)	(142)
Repayment of lease interest	(1,176)
Repayment of lease liabilities	(3,769)
Equity transaction costs	(7,357)
Capital contributions	(329,161)	(215,985)	(120,000)
Buy back of shares from non-controlling interests		350
Net cash flows from financing activities	316,828	213,249	121,556
Net increase in cash and cash equivalents	66,539	70,604	1,999
Effect of exchange rate changes on cash and cash equivalents	2,847	303	(2,060)
Cash and cash equivalents at the beginning of the year	100,635	29,728	29,789
Cash and cash equivalents at the end of the year	€ 170,021	€ 100,635	€ 29,728